Earnings per share - Schedule of Calculation of Basic and Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock acquired by outstanding warrants (in shares)	25,333,333
Numerator:
Net income	$ 27,639	$ 36,537
Convertible Preferred Share dividends	(7,922)	(10,684)
Allocation of undistributed earnings to preferred shareholders	(6,799)	(11,923)
Numerator for basic EPS-income available to common shareholders	12,918	13,930
Add back convertible Preferred Share dividends	0	0
Add back of undistributed earnings to preferred shareholders	0	0
Numerator for diluted EPS-income available to common shareholders after assumed conversions	$ 12,918	$ 13,930
Denominator:
Denominator for basic EPS-weighted shares (in shares)	62,255,681	50,481,822
Convertible Preferred Shares (in shares)	0	0
Denominator for diluted EPS-adjusted weighted-average shares (in shares)	62,255,681	50,481,822
Basic EPS (in dollars per share)	$ 0.21	$ 0.28
Diluted EPS (in dollars per share)	$ 0.21	$ 0.28
Convertible Preferred Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of (losses) earnings per share (in shares)	32,032,530	41,937,483